Taxes on Income (Schedule of income tax expense benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ 2,798	$ 2,777	$ 3,746
Deferred	0	413	2,776
Income tax expense	2,798	3,190	6,522
Domestic (Israel)	882	1,270	1,048
Foreign	1,916	1,920	5,474
Income tax expense	$ 2,798	$ 3,190	$ 6,522